Account Balances and Transactions with Affiliated Companies (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 2,459	¥ 204,447	¥ 274,189
Accounts payable and other payables	4,240	352,538	597,796
Net revenues	19,391	1,612,397	1,600,365	1,585,814
Purchases	$ 43,959	¥ 3,655,185	¥ 3,943,648	¥ 3,918,717